UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD ETHICAL MID CAP FUND

SEMI-ANNUAL REPORT

December 31, 2009

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369 or 440-922-0066  •  Fax: 440-526-4446  •  www.azzad.net

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

AZZAD ETHICAL MID CAP FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 80.80%

Beverages - 1.25%
2,000	Coca Cola Co.	$ 114,000

Computer Communications Equipment - 2.49%
9,500	Cisco Systems, Inc. *	227,430

Computer Storage Devices - 4.60%
5,500	Sandisk Corp. *	159,445
5,900	Western Digital Corp. *	260,485
		419,930
Crude Petroleum & Natural Gas - 8.31%
5,400	Petroleo Brasileiro (Brazil)	257,472
4,500	Canadian Natural Resources Ltd. (Canada)	323,775
12,000	Denbury Resources, Inc. *	177,600
		758,847
Electromedical & Electrotherapeutic Apparatus - 0.44%
2,700	Natus Medical, Inc. *	39,933

Electronic Computers - 5.83%
1,600	Apple Computer, Inc. *	337,171
9,000	Silicon Graphics International Corp. *	63,090
4,200	Teradata Corp. *	132,006
		532,267
Farm Machinery & Equipment - 1.18%
2,700	Lindsay Corp.	107,325

General Building Contractors (Residential Buildings) - 4.05%
10,300	Gafisa S.A. (Brazil) *	333,308
1,100	Homex Development Corp. (Mexico) ADR *	36,971
		370,279
Industrial Instruments for Measurment, Display, and Control - 0.62%
3,800	Hurco Companies, Inc. *	56,240

Metal Mining - 6.73%
1,092	BHP Billiton Ltd. (Australia)	83,625
7,900	Cliffs Natural Resources, Inc.	364,111
1,000	Freeport McMoran Copper & Gold, Inc. *	80,290
3,000	Vale S.A. (Brazil)	87,090
		615,116
Metalworking Machinery & Equipment - 0.42%
700	SPX Corp.	38,290

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 0.61%
939	Zimmer Holdings, Inc. *	55,504

Paperboard Containers & Boxes - 0.56%
950	Greif, Inc.	51,253

Pharmaceutical Preparations - 2.24%
2,000	Novartis AG (Switzerland) *	108,860
1,500	Novo Nordisk A S (Denmark) *	95,775
		204,635
Pumps & Pumping Equipment - 1.45%
1,400	Flowserve Corp.	132,342

Radiotelephone Communications - 0.56%
2,778	Chunghwa Telecom Co. Ltd. (Taiwan) ADR	51,587

Railroads, Line-Haul Operating - 0.64%
1,200	CSX Corp.	58,188

Retail-Drug Stores and Proprietary Stores - 1.32%
1,400	Express Scripts, Inc. *	120,988

Semiconductors & Related Devices - 3.16%
3,800	Netlogic Microsystems *	175,788
2,000	Maxim Integrated Products, Inc.	40,640
3,000	Monolithic Power Systems, Inc. *	71,910
		288,338
Services-Business Services, NEC - 5.62%
2,350	Priceline.com, Inc. *	513,264

Services-Computer Integrated Systems - 3.80%
3,089	Cerner Corp. *	254,657
1,600	Computer Sciences Corp. *	92,048
		346,705
Services-Educational Services - 2.98%
3,600	New Oriental Education & Technology Group, Inc. (China) ADR *	272,196

Services-General Medical & Surgical Hospitals, NEC - 0.62%
1,860	Universal Health Services, Inc. Class B	56,730

Services-Prepackaged Software - 2.42%
4,200	BMC Software, Inc. *	168,420
8,600	China Information Security Technology, Inc. (China) *	52,976
		221,396
Services-Social Services - 0.65%
1,500	Almost Family, Inc. *	59,295

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.11%
4,700	Church & Dwight Co., Inc.	284,115

Special Industry Machinery, NEC - 3.92%
4,000	Aixtron Aktiengesellschaft AG (Germany) ADR *	134,120
9,600	Novellus Systems, Inc. *	224,064
		358,184
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.59%
4,300	United States Steel Corp.	237,016

Telephone Communications - 0.41%
800	China Mobile Ltd. (Hong Kong) ADR	37,160

Transportation Services - 0.87%
3,100	Expedia, Inc. *	79,763

Water Transportation - 2.48%
6,500	Kirby Corp. *	226,395

Wholesale-Durable Goods - 2.86%
2,700	Grainger W W, Inc.	261,441

Wholesale-Electrical Apparatus - 2.01%
8,400	EnerSys *	183,708

TOTAL FOR COMMON STOCKS (Cost $5,899,682) - 80.80%		7,379,860

SHORT TERM INVESTMENTS - 19.50%
1,781,173	University Bank Savings Account (Cost $1,781,173) 0.81%**	1,781,173

TOTAL FOR INVESTMENTS (Cost $7,680,855) - 100.30%		9,161,033

OTHER ASSETS LESS LIABILITIES - (0.30)%		(27,392)

NET ASSETS - 100.00%		$ 9,133,641

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at December 31, 2009.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.           These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 7,379,860	-	-	$ 7,379,860
	Short-Term Investments:	1,781,173	-	-	1,781,173

		$ 9,161,033	-	-	$ 9,161,033

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Assets and Liabilities
December 31, 2009 (Unaudited)

Assets:
Investment Securities at Value (Cost $7,680,855)	$ 9,161,033
Cash	40,000
Receivables:
Dividends & Interest	2,443
Prepaid Expenses	9,587
Total Assets	9,213,063
Liabilities:
Accrued Management Fees	1,553
Securities Purchased	60,761
Other Accrued Expenses	17,108
Total Liabilities	79,422
Net Assets	$ 9,133,641

Net Assets Consist of:
Paid In Capital	$ 8,109,134
Accumulated Undistributed Net Investment Loss	(17,628)
Accumulated Undistributed Realized Loss on Investments	(438,044)
Unrealized Appreciation in Value of Investments	1,480,179
Net Assets, for 1,060,624 Shares Outstanding, respectively	$ 9,133,641

Net Asset Value Per Share	$ 8.61

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Operations
For the six months ended December 31, 2009 (Unaudited)

Investment Income:
Dividends (Net of foreign taxes withheld $2,498)	$ 20,602
Interest	1,138
Total Investment Income	21,740

Expenses:
Advisory Fees	31,812
Distribution Fees	3,977
Legal Fees	3,764
Transfer Agent Fees	14,180
Audit Fees	4,572
Registration Fees	3,791
Administrative Fees	4,536
Custody Fees	1,922
Miscellaneous Fees	1,372
Printing Fees	1,200
Trustee Fees	1,304
Insurance	542
Total Expenses	72,972
Fees Waived and Reimbursed by the Advisor (Note 3)	(33,604)
Net Expenses	39,368

Net Investment Income (Loss)	(17,628)

Realized and Unrealized Loss on Investments:
Realized Gain on Investments	118,994
Net Change in Unrealized Appreciation on Investments	1,705,129
Net Realized and Unrealized Gain on Investments	1,824,123

Net Increase in Net Assets Resulting from Operations	$ 1,806,495

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2009	6/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (17,628)	$ (24,095)
Net Realized Gain (Loss) on Investments	118,994	(276,083)
Unrealized Appreciation (Depreciation) on Investments	1,705,129	(567,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,806,495	(867,472)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions (Note 4)	1,257,841	3,414,788

Total Increase in Net Assets	3,064,336	2,547,316

Net Assets:
Beginning of Period	6,069,305	3,521,989

End of Period (Includes Undistributed Net Investment Income (Loss) of
($17,628) and $0, respectively)	$ 9,133,641	$ 6,069,305

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2009		6/30/2009	6/30/2008	6/30/2007	6/30/2006	6/30/2005

Net Asset Value, at Beginning of Year	$ 6.78		$ 9.25	$ 10.11	$ 9.65	$ 9.30	$ 8.30

Income From Investment Operations:
Net Investment Loss *	(0.02)		(0.06)	(0.10)	(0.15)	(0.16)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.85		(2.41)	(0.21)	1.09	1.18	1.14
Total from Investment Operations	1.83		(2.47)	(0.31)	0.94	1.02	1.00

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00		0.00	(0.55)	(0.48)	(0.67)	0.00
Total Distributions	0.00		0.00	(0.55)	(0.48)	(0.67)	0.00

Net Asset Value, at End of Year	$ 8.61		$ 6.78	$ 9.25	$ 10.11	$ 9.65	$ 9.30

Total Return **	26.99%		(26.70)%	(3.42)%	10.21%	11.04%	12.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,134		$ 6,069	$ 3,522	$ 3,154	$ 3,165	$ 2,255
Before Waivers
Ratio of Expenses to Average Net Assets	1.83%	(a)	3.36%	2.95%	2.45%	2.41%	5.22%
Ratio of Net Investment Loss to Average Net Assets	(1.29)%	(a)	(2.37)%	(2.12)%	(1.78)%	(1.81)%	(4.63)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%	(a)	1.90%	1.90%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.44)%	(a)	(0.91)%	(1.07)%	(1.58)%	(1.65)%	(1.65)%
Portfolio Turnover	19.42%		21.11%	337.01%	535.74%	147.73%	144.86%

(a) Annualized
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL MID CAP FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 1. Organization

The Azzad Fund, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. There is one series within the Trust as of the date of this report. On June 11, 2009 the Board of Trustees of the Trust voted to liquidate the Azzad Ethical Income Fund effective July 31, 2009.  The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The series included in these financial statements are collectively referred to as the "Fund". Azzad Asset Management, Inc. (“Advisor”) is the investment advisor (see Note 3).

The Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Fund should be considered a long-term investment and is not appropriate for short-term goals. The Fund may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Note 2.  Summary of Significant Accounting Policies

The Financial Accounting Standards Board (FASB) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles in the United States of America (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Security Transactions and Related Investment Income- Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes- The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

Dividends and Distributions to Shareholders- Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Transactions with the Advisor and Affiliates

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% of the average daily net assets for the Fund.  Effective July 1, 2009 the management fee will be reduced to 0.80% of the average daily net assets.

For the six months ended December 31, 2009, the Advisor earned $31,812. The Advisor was owed $1,553 at December 31, 2009.

The Advisor has agreed to waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund’s total annual operating expenses to 1.90% of average daily net assets.  Effective July 1, 2009, this limit was reduced to 0.99%.  This agreement is in effect for a ten-year period beginning July 1, 2009. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the Advisor is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 1.90% expense limitation (or, if less, the expense limitation then in place). For the six months ended December 31, 2009, the Advisor waived fees of $33,604.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund.  Fees waived or expenses reimbursed during a given year may be paid to the Advisor during the following three year period to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  As of December 31, 2009, the unreimbursed amounts paid or waived by the Advisor on behalf of the Fund is $114,951.  As of December 31, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Azzad Ethical Mid-Cap Fund
June 30, 2007	June 30, 2010	$ 7,484
June 30, 2008	June 30, 2011	$ 35,196
June 30, 2009	June 30, 2012	$ 38,667
June 30, 2010	June 30, 2013	$ 33,604

Note 4. Capital Share Transactions

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the years indicated:

	Year Ended 12/31/2009		Year Ended 6/30/2009
	Shares	Amount	Shares	Amount
Shares Sold	210,503	$1,606,502	553,681	$3,669,510
Shares issued in reinvestment of distributions	-	-	-	-
Shares redeemed	(45,130)	(348,662)	(39,095)	(254,722)
Net Increase	165,373	$1,257,840	514,586	$3,414,788

As of December 31, 2009 paid-in-capital totaled $8,109,134.

Note 5. Investment Transactions

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,056,495 and $1,211,711, respectively.

Note 6. Tax Matters

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities are as follows:

Income Fund

Undistributed ordinary loss

                 $     (17,628)

Capital loss carryforward expiring 6/30/2017+

                 $  (438,044)

Post-October capital loss deferrals between realized 11/1/08 and 6/30/2009*                      $   (212,860)

Gross unrealized appreciation on investment securities

                $   1,714,139

Gross unrealized depreciation on investment securities

                $   (233,960)

Net unrealized depreciation on investment securities

                $   1,480,179

Cost of investment securities, including Short Term investments

$   7,680,855

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Azzad Mid Cap Fund did not pay any distributions during the year ended June 30, 2009 or six months ended December 31, 2009.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 7. Distribution Plan

The Fund maintains a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution expenditures incurred in connection with the sale and promotion of the Fund and the furnishing of services to shareholders of the Fund.  The Plan provides that the Fund may pay up to a maximum on an annual basis of 0.15% of the average daily value of the net assets of the Fund.  As of July 1, 2007,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Fund’s Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Fund; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Fund’s assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2009, FolioFn, in aggregate, owned approximately 59% of the shares of the Mid Cap Fund for the benefit of others.

Note 9. Closure of the Azzad Ethical Income Fund

On June 11, 2009 the Board of Trustees of the Azzad Ethical Income Fund voted to authorize Azzad Asset Management, Inc. to immediately take all appropriate actions necessary for the liquidation and closing of the Azzad Ethical Income Fund effective July 31, 2009.

Azzad Ethical Mid Cap Fund
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Azzad Ethical Midcap Fund, you incur ongoing costs which typically consist of management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,269.91	$5.66
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD ETHICAL MID CAP FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Age: 73	Trustee Since 2000	2	Managing Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Age: 61	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)
Ali Khan 330 Tuttle Drive Bloomingdale IL 60108 Age: 66	Trustee Since 2008	2	Vice President (Finance) of Sonoscan Inc.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Age: 45	Chairman, Treasurer and Trustee Since 2001	2	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

AZZAD ETHICAL MID CAP FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date March 10, 2010